Segment Financial Information - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment customer	Dec. 31, 2021 MXN ($) segment	Dec. 31, 2022 MXN ($)
Disclosure of operating segments [line items]
Number of business segments | segment	7	6
Number of major customers | customer	17
Long-lived assets outside of Mexico	$ 88,474,128	$ 1,593,704,127	$ 1,717,663,266
Foreign countries
Disclosure of operating segments [line items]
Long-lived assets outside of Mexico | $			$ 29,840,282